Goodwill - Summary of Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Goodwill [Line Items]
Beginning balance	¥ 472,883
Ending balance	472,883	$ 74,206	¥ 472,883
Stack Group
Goodwill [Line Items]
Beginning balance	472,883		466,320
Goodwill acquired (Note 17)			6,563
Ending balance	¥ 472,883	$ 74,206	¥ 472,883